Fees Summary	Sep. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 185,322,495.54
Previously Paid Amount	0.00
Total Fee Amount	25,593.04
Total Offset Amount	0.00
Net Fee	$ 25,593.04
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A